Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

Note 11. Subsequent Events

The Partnership has evaluated subsequent events for potential recognition and/or disclosure. Subsequent to December 31, 2012, there were contributions and redemptions totaling approximately $6,350,000 and $11,343,000, respectively.

Effective February 1, 2013, through its respective trading company, Quantica Capital AG was allocated a portion of the Partnership’s net assets to manage.